Summary of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities measured at fair value:
Marketable securities, Carrying value	$ 1,819	$ 14,591		$ 21,816
Marketable securities, Estimated Fair Value	1,819	14,591		21,816
Derivative assets, net	1,852	1,691		2,396
Derivative assets, net, Estimated fair value	1,852	1,691		2,396
Derivative liabilities, net	220	42		50
Financial assets not measured at fair value:
Cash and cash equivalents, Carrying Value	165,476	262,636	$ 235,936	319,210	$ 354,805	$ 347,091
Cash and cash equivalents, Estimated Fair Value	165,476	262,636		319,210
Restricted cash, Carrying Value		135,571		120,602	116,787	$ 144,014
Restricted cash, Estimated Fair Value	95,318	135,571		120,602
Accounts receivable, net, Carrying Value		39,638		37,060
Accounts receivable, net, Estimated Fair Value	19,299	39,638		37,060
Notes receivable, net, Carrying value	7,981	7,709		0
Note receivable, net, Estimated Fair Value				0
Due from related party, net, Carrying value	4,969	3,019		0
Due from related party, net, Estimated Fair Value	4,969	3,019		0
Due from third-party hotel managers, Carrying value	12,894	17,368		21,760
Due from third-party hotel managers, Estimated Fair Value	12,894	17,368		21,760
Financial liabilities not measured at fair value:
Indebtedness	4,116,397	4,124,658		3,967,530
Accounts payable and accrued expenses, Carrying Value		134,341		136,757
Accounts payable and accrued expenses, Estimated Fair Value		134,341		136,757
Dividends and distributions declared but not paid	868	20,849	$ 20,435	26,794	$ 25,045
Dividends and distributions payable, Estimated Fair Value	868	20,849		26,794
Due to Ashford Inc., net, Carrying value	2,421	6,570		23,034
Due to affiliates, Estimated Fair Value	2,421	6,570		23,034
Due to related party, net, Carrying Value		0		1,477
Due to related party, Estimated Fair Value		0		1,477
Due to third-party hotel managers, Carrying value	605	2,509		2,529
Due to third-party hotel managers, Estimated Fair Value	605	2,509		2,529
Minimum
Financial assets not measured at fair value:
Note receivable, net, Estimated Fair Value	7,582	7,323
Financial liabilities not measured at fair value:
Indebtedness, Estimated Fair Value	3,638,266	3,881,453		3,773,343
Maximum
Financial assets not measured at fair value:
Note receivable, net, Estimated Fair Value	8,380	8,095
Financial liabilities not measured at fair value:
Indebtedness, Estimated Fair Value	$ 4,021,238	$ 4,290,027		$ 4,170,538